Note 4 - Accounts Receivable	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
4.	ACCOUNTS RECEIVABLE

	December 31, 2018	December 31, 2017
Goods and services tax ("GST") recoverable	$22	$23
Mexican value added tax ("IVA") recoverable	133	30
Interest receivable	217	107
	$372	$160